ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Feb. 29, 2020
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

10. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consisted of the following (in thousands):

	February 29, 2020	February 28, 2019
Accrued compensation costs	$25,011	$18,482
Accrued severance and retention	2,613	3,779
Trade accounts payable	13,508	8,979
Accrued professional fees	3,168	1,983
Restructuring liability	1,117	730
Taxes payable	1,404	1,700
Interest payable	309	89
Other	11,321	6,933
	$58,451	$42,675